State Street Bank and Trust Company

Legal Administration

100 Huntington Avenue, Tower 2, 3rd Floor

Boston, MA 02116

January 20, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Highland Funds II (the “Registrant”)

SEC File No. 033-51308

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Highland Premier Growth Equity Fund, a series of the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing on January 14, 2016 to the Registrant’s Prospectus dated February 1, 2015.

If you have any questions, please contact me at (617) 662-7193.

Sincerely,

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Vice President

cc:	D. Norris